UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:             811-08979

Victory Variable Insurance Funds

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

June 30, 2022

Semi Annual Report

Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	23
Proxy Voting and Portfolio Holdings Information	23
Expense Example	23
Liquidity Risk Management Program	24
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
Samsung Electronics Co. Ltd.	4.1%
Alibaba Group Holding Ltd.	3.6%
Tencent Holdings Ltd.	3.5%
JD.com, Inc., Class A	2.0%
ICICI Bank Ltd.	1.9%
Postal Savings Bank of China Co. Ltd., Class H	1.7%
Meituan, Class B	1.6%
Infosys Ltd.	1.5%
Mahindra & Mahindra Ltd.	1.5%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Brazil (6.3%):
Consumer Discretionary (0.5%):
Vibra Energia SA	42,181	$134,695
Consumer Staples (1.4%):
Sao Martinho SA	17,500	121,496
Sendas Distribuidora SA	66,453	181,216
SLC Agricola SA	14,150	119,329
		422,041
Energy (1.2%):
Petroleo Brasileiro SA, ADR	29,951	349,828
Financials (0.9%):
Itau Unibanco Holding SA, ADR	58,165	248,946
Health Care (0.7%):
Hypera SA	27,300	198,454
Industrials (0.8%):
Randon SA Implementos e Participacoes, Preference Shares	77,800	139,457
SIMPAR SA	60,172	106,709
		246,166
Materials (0.8%):
Dexco SA	51,602	97,329
Gerdau SA, Preference Shares	32,900	140,517
		237,846
		1,837,976
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc.	8,431	142,809
Chile (0.0%): (a)
Financials (0.0%):
Banco de Credito e Inversiones SA	1	29
China (32.8%):
Communication Services (5.7%):
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,500	113,039
Baidu, Inc., Class A (b)	15,784	299,007
NetEase, Inc.	11,415	215,058
Tencent Holdings Ltd.	22,330	1,010,797
		1,637,901
Consumer Discretionary (10.7%):
Alibaba Group Holding Ltd. (b)	73,348	1,046,365
BYD Co. Ltd., Class H	8,500	342,639
China Meidong Auto Holdings Ltd.	34,000	108,044
Fuyao Glass Industry Group Co. Ltd., Class H (c)	44,400	224,622
JD.com, Inc., Class A	18,506	596,335

See notes to financial statements.

4

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Jiumaojiu International Holdings Ltd. (c)	66,000	$175,801
Meituan, Class B (b) (c)	18,200	454,180
Yadea Group Holdings Ltd. (c)	74,000	145,134
		3,093,120
Consumer Staples (2.2%):
Chacha Food Co. Ltd., Class A	26,500	225,662
Chenguang Biotech Group Co. Ltd., Class A	80,500	187,644
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	36,800	214,402
		627,708
Energy (1.3%):
PetroChina Co. Ltd., Class H	830,000	389,285
Financials (4.0%):
Industrial & Commercial Bank of China Ltd., Class H	481,000	286,996
PICC Property & Casualty Co. Ltd., Class H	362,000	377,505
Postal Savings Bank of China Co. Ltd., Class H (c) (d)	619,000	493,305
		1,157,806
Health Care (1.8%):
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	27,000	180,053
Pharmaron Beijing Co. Ltd., Class H (c)	16,800	168,750
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,700	173,513
		522,316
Industrials (2.1%):
China Railway Group Ltd., Class H	569,000	352,242
Xinte Energy Co. Ltd., Class H	83,600	250,841
		603,083
Information Technology (1.9%):
Glodon Co. Ltd., Class A	21,700	176,701
Luxshare Precision Industry Co. Ltd., Class A	42,300	213,947
WUS Printed Circuit Kunshan Co. Ltd., Class A	68,320	151,057
		541,705
Materials (2.2%):
China Hongqiao Group Ltd. (d)	206,500	232,637
Shandong Nanshan Aluminum Co. Ltd., Class A	259,000	142,997
Wanhua Chemical Group Co. Ltd., Class A	18,600	270,108
		645,742
Utilities (0.9%):
China Longyuan Power Group Corp. Ltd., Class H	140,000	271,322
		9,489,988
Greece (1.0%):
Financials (0.5%):
National Bank of Greece SA (b)	46,204	138,203
Industrials (0.5%):
Mytilineos SA	10,918	161,586
		299,789

See notes to financial statements.

5

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Hong Kong (2.9%):
Consumer Discretionary (0.8%):
Bosideng International Holdings Ltd.	362,000	$224,905
Financials (0.5%):
BOC Hong Kong Holdings Ltd.	36,500	144,945
Industrials (0.6%):
Pacific Basin Shipping Ltd.	408,000	156,862
Real Estate (1.0%):
China Resources Land Ltd.	64,000	300,122
		826,834
India (11.8%):
Communication Services (0.3%):
Sun TV Network Ltd.	15,722	82,370
Consumer Discretionary (2.8%):
Balkrishna Industries Ltd.	9,877	270,077
Mahindra & Mahindra Ltd.	30,719	427,266
Raymond Ltd.	11,057	123,219
		820,562
Consumer Staples (0.4%):
Dabur India Ltd.	20,176	126,935
Financials (3.0%):
Cholamandalam Investment & Finance Co. Ltd.	35,108	276,575
ICICI Bank Ltd., ADR	30,131	534,524
UTI Asset Management Co. Ltd.	5,035	41,352
		852,451
Health Care (0.8%):
Apollo Hospitals Enterprise Ltd.	4,735	221,550
Industrials (1.0%):
Larsen & Toubro Ltd.	14,173	280,982
Information Technology (2.4%):
Infosys Ltd., ADR	23,979	443,851
WNS Holdings Ltd., ADR (b)	3,515	262,360
		706,211
Materials (0.7%):
Tata Steel Ltd.	17,774	195,987
Utilities (0.4%):
GAIL India Ltd.	74,059	127,118
		3,414,166
Indonesia (0.8%):
Financials (0.8%):
PT Bank Mandiri Persero Tbk	436,900	233,351

See notes to financial statements.

6

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (12.5%):
Communication Services (1.6%):
JYP Entertainment Corp.	5,774	$214,923
LG Uplus Corp.	26,415	260,013
		474,936
Consumer Discretionary (0.7%):
Shinsegae, Inc.	1,124	189,260
Financials (2.3%):
Hana Financial Group, Inc.	8,874	269,776
Samsung Securities Co. Ltd.	5,809	150,196
Woori Financial Group, Inc.	26,713	250,111
		670,083
Health Care (1.1%):
InBody Co. Ltd.	5,489	101,176
Samsung Biologics Co. Ltd. (b) (c)	337	206,078
		307,254
Industrials (0.4%):
CJ Corp.	2,065	124,020
Information Technology (6.2%):
Innox Advanced Materials Co. Ltd.	5,468	140,348
Samsung Electro-Mechanics Co. Ltd.	1,522	154,022
Samsung Electronics Co. Ltd.	26,672	1,176,703
SK Hynix, Inc.	4,763	336,413
		1,807,486
Materials (0.2%):
PI Advanced Materials Co. Ltd.	1,734	42,694
		3,615,733
Malaysia (2.3%):
Consumer Discretionary (0.4%):
MR DIY Group M Bhd (c)	245,400	115,339
Consumer Staples (0.5%):
Kuala Lumpur Kepong Bhd	27,000	134,389
Financials (0.9%):
Public Bank Bhd	274,900	272,784
Materials (0.5%):
Petronas Chemicals Group Bhd	69,500	141,968
		664,480
Mexico (1.7%):
Consumer Discretionary (0.4%):
Alsea SAB de CV (b)	68,364	129,489
Financials (1.1%):
Grupo Financiero Banorte SAB de CV, Class O	55,441	309,326

See notes to financial statements.

7

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.2%):
Corp Inmobiliaria Vesta SAB de CV	23,241	$43,235
		482,050
Peru (0.8%):
Financials (0.8%):
Credicorp Ltd.	1,898	227,589
Philippines (0.7%):
Financials (0.7%):
BDO Unibank, Inc.	94,620	190,416
Qatar (0.6%):
Industrials (0.6%):
Industries Qatar QSC	40,796	179,003
Romania (0.0%): (a)
Real Estate (0.0%):
NEPI Rockcastle S.A.	1	5
Russian Federation (0.0%): (a)
Consumer Staples (0.0%):
Magnit PJSC (e) (f)	2,805	47
Energy (0.0%):
Gazprom PJSC (e) (f) (g) (h)	117,150	5,163
Rosneft Oil Co. PJSC, GDR (e) (f) (g) (h)	48,095	2,254
		7,417
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b) (e) (f) (g) (h)	31,735	212
		7,676
Saudi Arabia (4.0%):
Consumer Discretionary (0.4%):
Leejam Sports Co. JSC	5,050	120,768
Financials (2.4%):
Alinma Bank	31,585	282,277
The Saudi National Bank	23,636	416,073
		698,350
Health Care (0.5%):
Mouwasat Medical Services Co.	2,560	145,397
Materials (0.7%):
Saudi Arabian Mining Co. (b)	14,666	195,752
		1,160,267
South Africa (4.1%):
Communication Services (0.7%):
MTN Group Ltd.	25,993	211,619

See notes to financial statements.

8

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.5%):
Woolworths Holdings Ltd.	43,651	$145,969
Financials (1.6%):
Absa Group Ltd. (d)	23,174	221,375
Capitec Bank Holdings Ltd.	2,038	249,894
		471,269
Industrials (0.5%):
The Bidvest Group Ltd.	11,334	146,455
Materials (0.8%):
Impala Platinum Holdings Ltd.	19,591	217,452
		1,192,764
Taiwan (11.0%):
Financials (1.1%):
CTBC Financial Holding Co. Ltd.	388,000	328,207
Information Technology (9.1%):
Gold Circuit Electronics Ltd.	84,000	215,662
Hon Hai Precision Industry Co. Ltd.	81,000	297,378
Taiwan Semiconductor Manufacturing Co. Ltd.	125,259	2,007,546
Unimicron Technology Corp.	24,000	128,451
		2,649,037
Materials (0.8%):
Formosa Plastics Corp.	61,000	222,749
		3,199,993
Thailand (3.5%):
Energy (0.8%):
PTT PCL	244,400	235,344
Financials (0.9%):
SCB X PCL (b)	89,200	262,434
Health Care (0.5%):
Mega Lifesciences PCL	106,300	152,054
Materials (0.8%):
Indorama Ventures PCL	161,500	215,254
Real Estate (0.5%):
AP Thailand PCL	495,100	140,242
		1,005,328
United Kingdom (1.3%):
Materials (1.3%):
Anglo American PLC	6,526	233,256
Mondi PLC	8,434	149,679
		382,935
Total Common Stocks (Cost $28,513,036)		28,553,181

See notes to financial statements.

9

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (3.0%)^
United States (3.0%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (i)	26,937	$26,937
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (i)	13,443	13,443
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (i)	167,663	167,663
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (i)	107,191	107,191
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (i)	71,484	71,484
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (i)	481,953	481,953
Total Collateral for Securities Loaned (Cost $868,671)		868,671
Total Investments (Cost $29,381,707) — 101.6%		29,421,852
Liabilities in excess of other assets — (1.6)%		(468,581)
NET ASSETS — 100.00%		$28,953,271

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $2,163,262 and amounted to 7.5% of net assets.

(d)  All or a portion of this security is on loan.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were less than 0.05% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2022. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  Restricted security that is not registered under the Securities Act of 1933

(h)  The following table details the acquisition date and cost of the Fund's restricted securities at June 30, 2022:

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$464,042
Rosneft Oil Co. PJSC, GDR	3/6/2020	298,051
Sberbank of Russia PJSC, ADR	11/11/2020	416,883

(i)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory Sophus Emerging Markets VIP Series
Assets:
Investments, at value (Cost $29,381,707)	$29,421,852	(a)
Foreign currency, at value (Cost $344,866)	344,823
Receivables:
Interest and dividends	169,340
Capital shares issued	78,976
Investments sold	454,161
Reclaims	486
From Adviser	16,184
Prepaid expenses	235
Total Assets	30,486,057
Liabilities:
Payables:
Collateral received on loaned securities	868,671
Payable to custodian	136,489
Investments purchased	397,733
Capital shares redeemed	4,282
Accrued foreign capital gains taxes	18,718
Accrued expenses and other payables:
Investment advisory fees	24,977
Administration fees	1,663
Custodian fees	12,299
Transfer agent fees	19,044
Compliance fees	18
Other accrued expenses	48,892
Total Liabilities	1,532,786
Net Assets:
Capital	22,898,393
Total accumulated earnings/(loss)	6,054,878
Net Assets	$28,953,271
Shares (unlimited shares authorized with a par value of $0.001 per share):	2,163,950
Net asset value:	$13.38

(a)  Includes $823,027 of securities on loan.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

Victory Sophus Emerging Markets VIP Series
Investment Income:
Dividends	$530,239
Non-cash dividends	50,080
Securities lending (net of fees)	420
Foreign tax withholding	(64,969)
Total Income	515,770
Expenses:
Investment advisory fees	169,088
Administration fees	9,136
Sub-Administration fees	8,430
Custodian fees	26,014
Transfer agent fees	26,668
Trustees' fees	1,557
Compliance fees	123
Legal and audit fees	17,578
Interest fees	47
Other expenses	15,999
Total Expenses	274,640
Expenses waived/reimbursed by Adviser	(46,648)
Net Expenses	227,992
Net Investment Income (Loss)	287,778
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	(469,922)
Foreign taxes on realized gains	(4,912)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(6,812,196)
Net change in accrued foreign taxes on unrealized gains	38,986
Net realized/unrealized gains (losses) on investments	(7,248,044)
Change in net assets resulting from operations	$(6,960,266)

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$287,778	$301,435
Net realized gains (losses)	(474,834)	6,044,584
Net change in unrealized appreciation/depreciation	(6,773,210)	(7,912,136)
Change in net assets resulting from operations	(6,960,266)	(1,566,117)
Change in net assets resulting from distributions to shareholders	—	(1,038,915)
Change in net assets resulting from capital transactions	(2,100,717)	(4,400,240)
Change in net assets	(9,060,983)	(7,005,272)
Net Assets:
Beginning of period	38,014,254	45,019,526
End of period	$28,953,271	$38,014,254
Capital Transactions:
Proceeds from shares issued	$423,741	$2,584,480
Distributions reinvested	—	1,038,915
Cost of shares redeemed	(2,524,458)	(8,023,635)
Change in net assets resulting from capital transactions	$(2,100,717)	$(4,400,240)
Share Transactions:
Issued	28,332	139,367
Reinvested	—	63,135
Redeemed	(166,072)	(435,096)
Change in Shares	(137,740)	(232,594)

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sophus Emerging Markets VIP Series
Six Months Ended June 30, 2022 (Unaudited)	$16.52	0.13	(3.27)	(3.14)	—	—
Year Ended December 31: 2021	$17.76	0.13	(0.91)	(0.78)	(0.16)	(0.30)
2020	$15.73	0.07	2.42	2.49	(0.32)	(0.14)
2019	$13.59	0.29	2.85	3.14	(0.16)	(0.84)
2018	$18.79	0.20	(3.79)	(3.59)	(0.14)	(1.47)
2017	$13.26	0.17	5.51	5.68	(0.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.

(e)  Annualized for periods less than one year.

(f)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Expenses(e)(f)	Net Investment Income (Loss)(e)	Gross Expenses(e)(f)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory Sophus Emerging Markets VIP Series
Six Months Ended June 30, 2022 (Unaudited)	—	$13.38	(19.01)%	1.35%	1.70%	1.63%	$28,953	25%
Year Ended December 31: 2021	(0.46)	$16.52	(4.42)%	1.35%	0.68%	1.53%	$38,014	85%
2020	(0.46)	$17.76	16.02%	1.35%	0.49%	1.48%	$45,020	96%
2019	(1.00)	$15.73	23.28%	1.35%	1.93%	1.40%	$44,571	91%
2018	(1.61)	$13.59	(18.97)%	1.34%	1.12%	1.34%	$42,385	105%
2017	(0.15)	$18.79	42.88%	1.33%	1.03%	1.33%	$62,550	99%

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Sophus Emerging Markets VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,193,622	$24,351,883	$7,676	$28,553,181
Collateral for Securities Loaned	868,671	—	—	868,671
Total	$5,062,293	$24,351,883	$7,676	$29,421,852

For the six months ended June 30, 2022, there were no significant changes into/out of Level 3. The transfers into Level 3 investments for the Fund were immaterial, although the change in unrealized appreciation/(depreciation) on these investments was $(1,638,238). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until June 30, 2022, Russian-held investments were valued at an approximately 99 percent discount from their last traded prices.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. For the year ended June 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$823,027	$—	$868,671

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

Excluding U.S. Government Securities
Purchases	Sales
$8,623,728	$10,450,083

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limit (excluding voluntary waivers) is 1.35%.

Under the terms of the expense limitation agreement, as amended May 1, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$22,632	$50,693	$78,687	$46,648	$198,660

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund is not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund. another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforward for federal income tax purposes.

22

Victory Variable Insurance Funds	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
$1,000.00	$809.90	$1,018.10	$6.06	$6.76	1.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

23

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

24

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SEMVIP-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory Variable Insurance Funds

Victory High Yield VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	22
Proxy Voting and Portfolio Holdings Information	22
Expense Example	22
Liquidity Risk Management Program	23
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory High Yield VIP Series	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide current income. Capital appreciation is a secondary objective.

Asset Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.7%)
Communication Services (0.6%):
Altice USA, Inc., Class A (a)	4,380	$40,515
iHeartMedia, Inc., Class A (a)	3,500	27,615
Nexstar Media Group, Inc., Class A	167	27,201
Sinclair Broadcast Group, Inc., Class A	1,800	36,720
		132,051
Health Care (0.1%):
Surgery Partners, Inc. (a)	939	27,156
Total Common Stocks (Cost $183,979)		159,207
Senior Secured Loans (24.0%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 4.49% (SOFR01M+325bps), 1/27/29 (b)	$250,000	236,250
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.31% (LIBOR01M+425bps), 3/14/25 (b)	496,141	460,483
Bausch Health Cos., Inc., Term B, First Lien, 6.45% (SOFR01M+525bps), 1/27/27 (b)	250,000	213,722
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 4.56% (LIBOR01M+350bps), 6/19/25 (b)	245,625	236,230
Chariot Buyer LLC, Initial Term Loans, First Lien, 4.51% (LIBOR03M+350bps), 11/3/28 (b)	199,000	179,265
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 7.30% (SOFR03M+650bps), 2/14/27 (b)	246,875	204,906
Dayco Products LLC, Term Loans, First Lien, 5.82% (LIBOR03M+425bps), 5/19/24 (b)	475,000	429,704
Diamond Sports Group LLC, Term Loan, Second Lien, 4.43% (SOFR01M+325bps), 8/24/26 (b)	422,875	98,669
Diamond Sports Group LLC, Term Loan, First Lien, 9.18% (SOFR01M+800bps), 5/25/26 (b)	37,849	37,596
Envision Healthcare Corp., Initial Term Loans, First Lien, 4.81% (LIBOR01M+375bps), 10/10/25 (b)	248,443	81,738
Great Outdoors Group LLC, Term B1, First Lien, 4.81% (LIBOR01M+375bps), 3/5/28 (b)	246,264	223,854
Intelsat Jackson Holdings SA, Term B Loan, First Lien, 4.67% (SOFR06M+425bps), 2/1/29 (b)	308,848	282,541
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 5.96% (LIBOR03M+475bps), 6/30/28 (b)	248,125	172,447
Knight Health Holdings LLC, Term B Loans, First Lien, 6.31% (LIBOR01M+525bps), 12/17/28 (b)	497,500	407,950
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 6.32% (LIBOR03M+475bps), 12/15/24 (b)	80,478	79,271
LifeScan Global Corp., Initial Term Loan, First Lien, 6.96% (LIBOR03M+600bps), 10/1/24 (b)	377,500	327,795
Lucid Energy Group II Borrower LLC, Term Loan, First Lien, 5.87% (LIBOR01M+425bps), 11/24/28 (b)	497,500	490,217
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 4.26% (LIBOR03M+325bps), 2/25/28 (b)	395,000	371,486

See notes to financial statements.

4

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	$74,438	$69,860
Radiology Partners, Inc., Term Loan New, First Lien, 5.89% (LIBOR01M+425bps), 7/9/25 (b)	250,000	223,375
SWF Holdings Corp., Initial Term Loans, First Lien, 5.60% (LIBOR01M+400bps), 10/6/28 (b)	399,000	326,681
The Michaels Cos., Inc., Term B Loans, First Lien, 5.26% (LIBOR03M+425bps), 4/15/28 (b)	297,000	243,870
United Airlines, Inc., Class B Term Loans, First Lien, 5.39% (LIBOR01M+375bps), 4/21/28 (b)	172,813	160,176
Total Senior Secured Loans (Cost $6,325,693)		5,558,086
Corporate Bonds (62.3%)
Communication Services (9.9%):
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (c)	250,000	181,880
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 8/8/22 @ 103.38 (c) (d)	452,000	416,572
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38 (c)	200,000	106,924
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (c)	250,000	195,698
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 7/22/22 @ 104.19 (d)	350,000	279,685
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/18/22 @ 104.22 (c)	500,000	461,625
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (c) (d)	250,000	185,017
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 (d)	500,000	472,855
		2,300,256
Consumer Discretionary (15.0%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103 (c)	200,000	182,666
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44 (c)	250,000	210,202
American Axle & Manufacturing, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5 (d)	500,000	400,450
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	400,000	316,040
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100	250,000	268,062
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13 (c)	200,000	127,880
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88 (c)	250,000	224,668
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	225,625
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75 (c)	100,000	82,798
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 8/8/22 @ 104.25 (c)	500,000	483,655
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (c)	200,000	142,724
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (c)	400,000	277,468
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31 (c)	250,000	212,618
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 7/22/22 @ 109.75 (c)	300,000	307,782
		3,462,638
Consumer Staples (0.8%):
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31 (c)	50,000	42,260
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13 (c)	200,000	142,144
		184,404

See notes to financial statements.

5

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Principal Amount	Value
Energy (7.7%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69 (c)	$50,000	$44,840
Antero Resources Corp. 8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (c)	162,000	171,245
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (c)	84,000	85,749
CITGO Holding, Inc., 9.25%, 8/1/24, Callable 8/8/22 @ 102.31 (c) (d)	500,000	486,595
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 8/8/22 @ 103.5 (c)	250,000	241,888
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (c)	250,000	224,488
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 5/15/25, Callable 7/11/22 @ 104.63 (c)	200,000	209,470
6.00%, 2/15/28, Callable 2/15/23 @ 103	250,000	211,877
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	100,000	99,255
		1,775,407
Financials (4.6%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44 (c)	150,000	123,866
BCPE Ulysses Intermediate, Inc., 7.75%, 4/1/27, Callable 4/1/23 @ 102 (c)	50,000	30,755
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63 (c)	200,000	165,676
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69 (c) (d)	125,000	100,131
Gray Television, Inc., 7.00%, 5/15/27, Callable 7/18/22 @ 105.25 (c) (d)	250,000	240,915
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25 (c)	50,000	34,923
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 8/8/22 @ 105.31 (c)	300,000	116,250
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (c) (d)	200,000	125,810
White Capital Parent LLC, 8.25%, 3/15/26, Callable 8/8/22 @ 102 (c)	150,000	126,207
		1,064,533
Health Care (6.1%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/8/22 @ 100 (c) (d)	350,000	229,050
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06 (c) (d)	300,000	183,237
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69 (c)	350,000	257,026
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (c)	300,000	225,456
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/22/22 @ 100 (c)	350,000	246,603
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06 (c)	300,000	258,147
		1,399,519
Industrials (13.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/8/22 @ 100 (c)	425,000	328,159
American Airlines, Inc., 11.75%, 7/15/25 (c)	250,000	258,748
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (c)	150,000	128,070
Aramark Services, Inc., 6.38%, 5/1/25, Callable 8/8/22 @ 103.19 (c)	250,000	244,850
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94 (c)	200,000	152,546
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (c)	250,000	245,527
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75 (c)	100,000	84,084
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75 (c)	500,000	400,080
SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06 (c)	125,000	98,508
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5 (c)	500,000	385,120
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	325,000	261,648

See notes to financial statements.

6

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Triumph Group, Inc., 6.25%, 9/15/24, Callable 8/8/22 @ 101.56 (c)	$175,000	$156,361
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25 (c)	100,000	77,944
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63 (c)	250,000	247,182
		3,068,827
Information Technology (1.6%):
Black Knight Infoserv LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81 (c)	150,000	130,269
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06 (c)	250,000	241,065
		371,334
Materials (2.5%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	250,000	196,035
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06 (c)	200,000	183,174
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81 (c)	250,000	200,530
		579,739
Real Estate (0.8%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 7/22/22 @ 103.75 (c)	200,000	188,986
Total Corporate Bonds (Cost $17,140,234)		14,395,643
Yankee Dollars (5.7%)
Communication Services (1.1%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81 (c)	400,000	249,064
Energy (0.8%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25 (c) (d)	200,000	199,002
Industrials (1.8%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 8/8/22 @ 103.94 (c) (d)	400,000	332,928
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19 (c) (d)	100,000	80,043
		412,971
Information Technology (0.7%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88 (c)	200,000	159,108
Materials (1.3%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 8/8/22 @ 101.94 (c)	250,000	230,842
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56 (c)	100,000	72,178
		303,020
Total Yankee Dollars (Cost $1,597,293)		1,323,165
Collateral for Securities Loaned (11.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (e)	80,499	80,499
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (e)	40,173	40,173
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (e)	501,037	501,037
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (e)	320,326	320,326

See notes to financial statements.

7

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (e)	213,621	$213,621
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (e)	1,440,249	1,440,249
Total Collateral for Securities Loaned (Cost $2,595,905)		2,595,905
Total Investments (Cost $27,843,104) — 103.9%		24,032,006
Liabilities in excess of other assets — (3.9)%		(911,553)
NET ASSETS — 100.00%		$23,120,453

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2022.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $12,987,276 and amounted to 56.2% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Rate disclosed is the daily yield on June 30, 2022.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SOFR01M — 1 Month SOFR, rate disclosed as of June 30, 2022

SOFR03M — 3 Month SOFR, rate disclosed as of June 30, 2022

SOFR06M — 6 Month SOFR, rate disclosed as of June 30, 2022

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory High Yield VIP Series
Assets:
Investments, at value (Cost $27,843,104)	$24,032,006	(a)
Cash	1,330,510
Receivables:
Interest and dividends	375,500
Investments sold	57,950
From Adviser	4,708
Prepaid expenses	177
Total Assets	25,800,851
Liabilities:
Payables:
Collateral received on loaned securities	2,595,905
Investments purchased	50,000
Capital shares redeemed	1,924
Accrued expenses and other payables:
Investment advisory fees	11,951
Administration fees	1,277
Custodian fees	1,426
Transfer agent fees	7,823
Compliance fees	15
Other accrued expenses	10,077
Total Liabilities	2,680,398
Net Assets:
Capital	27,836,257
Total accumulated earnings/(loss)	(4,715,804)
Net Assets	$23,120,453
Shares (unlimited shares authorized with a par value of $0.001 per share):	3,638,195
Net asset value:	$6.35

(a)  Includes $2,464,704 of securities on loan.

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

Victory High Yield VIP Series
Investment Income:
Dividends	$2,793
Interest	902,648
Securities lending (net of fees)	10,657
Total Income	916,098
Expenses:
Investment advisory fees	80,397
Administration fees	7,240
Sub-Administration fees	8,430
Custodian fees	4,432
Transfer agent fees	15,926
Trustees' fees	1,331
Compliance fees	97
Legal and audit fees	6,708
Other expenses	7,883
Total Expenses	132,444
Expenses waived/reimbursed by Adviser	(13,353)
Net Expenses	119,091
Net Investment Income (Loss)	797,007
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(430,865)
Net change in unrealized appreciation/depreciation on investment securities	(4,304,848)
Net realized/unrealized gains (losses) on investments	(4,735,713)
Change in net assets resulting from operations	$(3,938,706)

See notes to financial statements.

10

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory High Yield VIP Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$797,007	$1,622,349
Net realized gains (losses)	(430,865)	719,581
Net change in unrealized appreciation/depreciation	(4,304,848)	(602,913)
Change in net assets resulting from operations	(3,938,706)	1,739,017
Change in net assets resulting from distributions to shareholders	—	(1,738,466)
Change in net assets resulting from capital transactions	(2,956,872)	(103,585)
Change in net assets	(6,895,578)	(103,034)
Net Assets:
Beginning of period	30,016,031	30,119,065
End of period	$23,120,453	$30,016,031
Capital Transactions:
Proceeds from shares issued	213,384	3,641,373
Distributions reinvested	—	1,738,466
Cost of shares redeemed	(3,170,256)	(5,483,424)
Change in net assets resulting from capital transactions	(2,956,872)	(103,585)
Share Transactions:
Issued	29,915	473,954
Reinvested	—	235,884
Redeemed	(450,580)	(711,051)
Change in Shares	(420,665)	(1,213)

See notes to financial statements.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Victory High Yield VIP Series
Six Months Ended June 30, 2022 (Unaudited)	$7.40	0.21	(1.26)	(1.05)	—	—
Year Ended December 31: 2021	$7.42	0.40	0.03	0.43	(0.45)	(0.45)
2020	$7.36	0.44	0.14	0.58	(0.52)	(0.52)
2019	$6.84	0.47	0.62	1.09	(0.57)	(0.57)
2018	$6.86	0.45	(0.43)	0.02	(0.04)	(0.04)
2017	$6.63	0.42	0.24	0.66	(0.43)	(0.43)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory High Yield VIP Series
Six Months Ended June 30, 2022 (Unaudited)	$6.35	(14.19)%	0.89%	5.96%	0.99%	$23,120	22%
Year Ended December 31: 2021	$7.40	5.85%	0.89%	5.21%	0.99%	$30,016	75%
2020	$7.42	7.92%	0.89%	6.10%	1.04%	$30,119	91%
2019	$7.36	15.89%	0.89%	6.22%	0.99%	$30,739	60%
2018	$6.84	0.29%	0.83%	6.38%	0.83%	$30,918	94%
2017	$6.86	9.94%	0.79%	6.02%	0.79%	$37,411	173%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the High Yield VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system

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where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$159,207	$—	$—	$159,207
Senior Secured Loans	—	5,558,086	—	5,558,086
Corporate Bonds	—	14,395,643	—	14,395,643
Yankee Dollars	—	1,323,165	—	1,323,165
Collateral for Securities Loaned	2,595,905	—	—	2,595,905
Total	$2,755,112	$21,276,894	$—	$24,032,006

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

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Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below-Investment-Grade Securities:

The Fund may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest Income on the Statement of Operations.

The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

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The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$2,464,704	$—	$2,595,905

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

Excluding U.S. Government Securities
Purchases	Sales
$5,784,021	$8,722,810

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue") with respect to the Fund. Park Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

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Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

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Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limit (excluding voluntary waivers) is 0.89%.

Under the terms of the expense limitation agreement, as amended May 1, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$22,090	$43,362	$30,244	$13,353	$109,049

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund is not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.

Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund's ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate ("LIBOR"),

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

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which functions as a reference rate or benchmark. LIBOR has been discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Fund's operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of

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Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

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the Line of Credit is reserved for use by the Victory Floating Rate Fund. another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month LIBOR plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month SOFR plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had net capital loss carryforwards as summarized in the table below, which is not subject to expiration. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Short-Term	Long-Term	Total
$406,846	$2,510,210	$2,917,056

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Victory Variable Insurance Funds	Supplemental Information June 30, 2022

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
$1,000.00	$858.10	$1,020.38	$4.10	$4.46	0.89%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2022

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Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

23

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-HYVIP-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory Variable Insurance Funds

Victory RS International VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	22
Proxy Voting and Portfolio Holdings Information	22
Expense Example	22
Liquidity Risk Management Program	23
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory RS International VIP Series	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Nestle SA	4.5%
Roche Holding AG	3.8%
Toyota Motor Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Novartis AG	2.5%
Novo Nordisk A/S, Class B	2.4%
Shell PLC	2.4%
HSBC Holdings PLC	2.1%
BHP Group Ltd.	2.1%
Diageo PLC	2.0%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)
Australia (7.3%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd.	53,547	$1,273,390
Financials (1.1%):
Macquarie Group Ltd.	11,333	1,290,045
Health Care (2.0%):
CSL Ltd.	12,158	2,256,937
Materials (2.1%):
BHP Group Ltd.	84,228	2,411,220
Real Estate (1.0%):
Scentre Group	675,847	1,213,249
		8,444,841
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	11,008	791,585
China (0.9%):
Communication Services (0.9%):
Tencent Holdings Ltd.	23,900	1,081,865
Denmark (4.1%):
Consumer Discretionary (0.6%):
Pandora A/S	9,770	620,813
Consumer Staples (1.1%):
Royal Unibrew A/S	13,983	1,244,659
Health Care (2.4%):
Novo Nordisk A/S, Class B	25,197	2,794,860
		4,660,332
France (8.4%):
Consumer Discretionary (4.0%):
La Francaise des Jeux SAEM (a)	38,192	1,326,001
LVMH Moet Hennessy Louis Vuitton SE	5,298	3,246,565
		4,572,566
Energy (0.9%):
Gaztransport Et Technigaz SA	8,464	1,062,965
Industrials (1.1%):
Safran SA	13,037	1,297,851
Information Technology (1.0%):
Capgemini SE	7,048	1,215,326
Materials (1.4%):
Arkema SA	17,492	1,564,480
		9,713,188

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Germany (6.2%):
Consumer Discretionary (0.9%):
Volkswagen AG, Preference Shares	8,099	$1,090,292
Financials (1.7%):
Allianz SE, Registered Shares	10,424	1,998,103
Industrials (1.9%):
Siemens AG, Registered Shares	20,740	2,131,696
Information Technology (1.7%):
SAP SE	21,587	1,967,385
		7,187,476
Hong Kong (3.6%):
Financials (1.7%):
AIA Group Ltd.	177,600	1,940,608
Real Estate (1.9%):
CK Asset Holdings Ltd.	316,000	2,245,338
		4,185,946
Italy (2.6%):
Utilities (2.6%):
Enel SpA	256,726	1,407,742
Snam SpA	296,090	1,553,176
		2,960,918
Japan (21.2%):
Communication Services (2.0%):
Capcom Co. Ltd.	54,600	1,328,393
Kakaku.com, Inc.	58,100	965,129
		2,293,522
Consumer Discretionary (4.0%):
Toyota Motor Corp.	236,000	3,641,853
ZOZO, Inc.	53,200	962,674
		4,604,527
Consumer Staples (1.3%):
Toyo Suisan Kaisha Ltd.	38,200	1,491,672
Financials (3.1%):
Mitsubishi UFJ Financial Group, Inc.	344,400	1,842,830
Tokio Marine Holdings, Inc.	30,100	1,755,448
		3,598,278
Health Care (2.5%):
Hoya Corp.	18,700	1,600,637
Shionogi & Co. Ltd.	24,300	1,240,417
		2,841,054

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (3.9%):
Fuji Electric Co. Ltd.	43,900	$1,815,262
Nippon Yusen KK	12,400	850,331
OKUMA Corp.	14,300	537,143
Sanwa Holdings Corp.	135,000	1,292,986
		4,495,722
Information Technology (3.1%):
Fujitsu Ltd.	13,600	1,701,992
Oracle Corp.	17,400	1,013,441
Ulvac, Inc.	25,600	872,079
		3,587,512
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	27,900	736,632
Utilities (0.7%):
Chubu Electric Power Co., Inc.	75,800	763,374
		24,412,293
Netherlands (5.3%):
Communication Services (1.9%):
Koninklijke KPN NV	604,620	2,151,010
Financials (1.2%):
ING Groep NV	139,230	1,371,444
Industrials (1.4%):
Wolters Kluwer NV	16,467	1,595,721
Information Technology (0.8%):
ASM International NV	3,801	945,581
		6,063,756
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	46,461	578,567
Norway (1.6%):
Energy (0.6%):
Aker BP ASA	20,314	703,847
Financials (1.0%):
SpareBank 1 SMN	97,807	1,155,488
		1,859,335
Spain (1.4%):
Communication Services (0.0%): (b)
Telefonica SA	1	5
Financials (1.4%):
Banco Bilbao Vizcaya Argentaria SA	352,346	1,600,332
		1,600,337

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Sweden (2.1%):
Industrials (2.1%):
Atlas Copco AB, Class B (c)	203,276	$1,704,159
Nibe Industrier AB, Class B	100,242	756,059
		2,460,218
Switzerland (14.3%):
Consumer Staples (5.4%):
Coca-Cola HBC AG	46,697	1,040,311
Nestle SA, Registered Shares	44,127	5,158,055
		6,198,366
Financials (2.1%):
Partners Group Holding AG	676	610,589
UBS Group AG	110,650	1,789,130
		2,399,719
Health Care (6.3%):
Novartis AG, Registered Shares	33,463	2,837,460
Roche Holding AG	13,166	4,402,083
		7,239,543
Industrials (0.5%):
Adecco Group AG	17,084	582,397
		16,420,025
United Kingdom (17.1%):
Communication Services (0.2%):
ITV PLC	254,003	202,803
Consumer Discretionary (0.8%):
Next PLC	13,399	957,066
Consumer Staples (3.6%):
Diageo PLC	52,669	2,274,530
Imperial Brands PLC	83,834	1,876,534
		4,151,064
Energy (3.8%):
BP PLC	340,536	1,598,713
Shell PLC	107,182	2,790,842
		4,389,555
Financials (4.3%):
Barclays PLC	721,038	1,348,081
HSBC Holdings PLC	370,967	2,422,938
Intermediate Capital Group PLC	27,757	443,691
Legal & General Group PLC	246,161	719,548
		4,934,258
Health Care (0.4%):
CVS Group PLC	21,504	434,617

See notes to financial statements.

7

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (1.1%):
Ashtead Group PLC	28,592	$1,202,619
Materials (2.9%):
Croda International PLC	16,169	1,277,813
Rio Tinto PLC	34,966	2,090,144
		3,367,957
		19,639,939
Total Common Stocks (Cost $108,710,235)		112,060,621
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares MSCI EAFE ETF	6,772	423,182
Total Exchange-Traded Funds (Cost $447,561)		423,182
Total Investments (Cost $109,157,796) — 97.7%		112,483,803
Other assets in excess of liabilities — 2.3%		2,657,539
NET ASSETS — 100.00%		$115,141,342

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of June 30, 2022, the fair value of these securities was $1,326,001 and amounted to 1.2% of net assets.

(b)  Amount represents less than 0.05% of net assets.

(c)  Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2022

  (Unaudited)

Victory RS International VIP Series
Assets:
Investments, at value (Cost $109,157,796)	$112,483,803
Foreign currency, at value (Cost $92,382)	92,657
Cash	1,748,878
Receivables:
Interest and dividends	104,542
Capital shares issued	13,582
Investments sold	472,464
Reclaims	830,993
From Adviser	34,191
Prepaid expenses	881
Total Assets	115,781,991
Liabilities:
Payables:
Investments purchased	476,481
Capital shares redeemed	3,699
Accrued expenses and other payables:
Investment advisory fees	78,591
Administration fees	6,322
Custodian fees	7,910
Transfer agent fees	50,487
Compliance fees	71
Other accrued expenses	17,088
Total Liabilities	640,649
Net Assets:
Capital	100,175,688
Total accumulated earnings/(loss)	14,965,654
Net Assets	$115,141,342
Shares (unlimited shares authorized with a par value of $0.001 per share):	7,538,886
Net asset value:	$15.27

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

Victory RS International VIP Series
Investment Income:
Dividends	$3,128,243
Non-cash dividends	347,602
Interest	675
Securities lending (net of fees)	7,280
Foreign tax withholding	(395,569)
Total Income	3,088,231
Expenses:
Investment advisory fees	525,721
Administration fees	35,506
Sub-Administration fees	8,430
Custodian fees	22,337
Transfer agent fees	102,589
Trustees' fees	4,452
Compliance fees	477
Legal and audit fees	8,818
Other expenses	20,006
Total Expenses	728,336
Expenses waived/reimbursed by Adviser	(118,055)
Net Expenses	610,281
Net Investment Income (Loss)	2,477,950
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	302,543
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(33,659,998)
Net realized/unrealized gains (losses) on investments	(33,357,455)
Change in net assets resulting from operations	$(30,879,505)

See notes to financial statements.

10

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS International VIP Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$2,477,950	$3,088,110
Net realized gains (losses)	302,543	10,725,308
Net change in unrealized appreciation/depreciation	(33,659,998)	6,751,760
Change in net assets resulting from operations	(30,879,505)	20,565,178
Change in net assets resulting from distributions to shareholders	—	(5,959,356)
Change in net assets resulting from capital transactions	(4,234,327)	(12,133,257)
Change in net assets	(35,113,832)	2,472,565
Net Assets:
Beginning of period	150,255,174	147,782,609
End of period	$115,141,342	$150,255,174
Capital Transactions:
Proceeds from shares issued	$4,095,026	$3,983,473
Distributions reinvested	—	5,959,356
Cost of shares redeemed	(8,329,353)	(22,076,086)
Change in net assets resulting from capital transactions	$(4,234,327)	$(12,133,257)
Share Transactions:
Issued	249,081	203,842
Reinvested	—	309,776
Redeemed	(484,513)	(1,136,496)
Change in Shares	(235,432)	(622,878)

See notes to financial statements.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS International VIP Series
Six Months Ended June 30, 2022 (Unaudited)	$19.33	0.32	(4.38)	(4.06)	—	—
Year Ended December 31: 2021	$17.60	0.39	2.13	2.52	(0.37)	(0.42)
2020	$17.48	0.32	0.75	1.07	(0.45)	(0.50)
2019	$15.47	0.43	3.09	3.52	(0.39)	(1.12)
2018	$17.64	0.38	(2.26)	(1.88)	(0.15)	(0.14)
2017	$14.31	0.31	3.36	3.67	(0.34)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Does not include acquired fund fees and expenses, if any.

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory RS International VIP Series
Six Months Ended June 30, 2022 (Unaudited)	—	$15.27	(21.00)%	0.93%	3.78%	1.11%	$115,141	17%
Year Ended December 31: 2021	(0.79)	$19.33	14.37%	0.93%	2.02%	1.01%	$150,255	35%
2020	(0.95)	$17.60	6.24%	0.93%	2.02%	0.98%	$147,783	54%
2019	(1.51)	$17.48	22.79%	0.93%	2.49%	0.96%	$149,034	32%
2018	(0.29)	$15.47	(10.66)%	0.93%	2.20%	0.94%	$142,524	44%
2017	(0.34)	$17.64	25.68%	0.93%	1.93%	0.95%	$181,518	57%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the RS International VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$112,060,621	$—	$112,060,621
Exchange-Traded Funds	423,182	—	—	423,182
Total	$423,182	$112,060,621	$—	$112,483,803

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. For the year ended June 30, 2022, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of June 30, 2022, the Fund did not have any securities on loan.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

Excluding U.S. Government Securities
Purchases	Sales
$22,787,621	$24,835,595

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.80% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limit (excluding voluntary waivers) is 0.93%.

Under the terms of the expense limitation agreement, as amended May 1, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$27,744	$67,482	$115,399	$118,055	$328,680

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund is not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — The RS International VIP Series invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on the Fund's holdings, including industry and/or geographic composition, as relevant.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund. another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforward for federal income tax purposes.

21

Victory Variable Insurance Funds	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
$1,000.00	$790.00	$1,020.18	$4.13	$4.66	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

23

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IVIP-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	19
Proxy Voting and Portfolio Holdings Information	19
Expense Example	19
Liquidity Risk Management Program	20
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

The Progressive Corp.	4.7%
Fairfax Financial Holdings Ltd.	4.6%
Humana, Inc.	4.2%
Vistra Corp.	3.6%
Cigna Corp.	3.5%
Cboe Global Markets, Inc.	3.1%
AbbVie, Inc.	2.8%
Medtronic PLC	2.8%
Willis Towers Watson PLC	2.8%
LKQ Corp.	2.8%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Communication Services (2.5%):
Alphabet, Inc., Class A (a)	3,325	$7,246,039
Meta Platforms, Inc., Class A (a)	79,760	12,861,300
		20,107,339
Consumer Discretionary (3.7%):
LKQ Corp.	450,370	22,108,663
Target Corp.	51,120	7,219,678
		29,328,341
Consumer Staples (7.9%):
Keurig Dr Pepper, Inc.	527,920	18,683,089
Lamb Weston Holdings, Inc.	171,380	12,246,815
Mondelez International, Inc., Class A	295,470	18,345,732
U.S. Foods Holding Corp. (a)	429,220	13,168,470
		62,444,106
Energy (7.0%):
Enterprise Products Partners LP	662,330	16,140,982
Hess Corp.	79,350	8,406,339
Marathon Oil Corp.	525,350	11,809,868
Ovintiv, Inc.	266,330	11,769,123
Valero Energy Corp.	72,820	7,739,309
		55,865,621
Financials (20.8%):
Cboe Global Markets, Inc.	218,560	24,738,806
Comerica, Inc.	299,050	21,944,289
Fairfax Financial Holdings Ltd.	69,630	36,903,359
Interactive Brokers Group, Inc.	267,520	14,716,275
KeyCorp	237,500	4,092,125
State Street Corp.	53,460	3,295,809
The Progressive Corp.	323,340	37,594,742
Willis Towers Watson PLC	113,720	22,447,191
		165,732,596
Health Care (22.4%):
AbbVie, Inc.	147,380	22,572,721
Cigna Corp.	104,960	27,659,059
Humana, Inc.	71,360	33,401,475
Johnson & Johnson	83,510	14,823,860
Medtronic PLC	250,340	22,468,015
Merck & Co., Inc.	238,400	21,734,928
Sotera Health Co. (a)	804,130	15,752,907
UnitedHealth Group, Inc.	39,145	20,106,046
		178,519,011

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (9.8%):
FedEx Corp.	35,310	$8,005,130
Johnson Controls International PLC	165,390	7,918,873
L3Harris Technologies, Inc.	42,210	10,202,157
Leidos Holdings, Inc.	164,490	16,565,788
PACCAR, Inc.	49,000	4,034,660
Raytheon Technologies Corp.	104,071	10,002,264
Sensata Technologies Holding PLC	312,730	12,918,876
Union Pacific Corp.	37,430	7,983,071
		77,630,819
Information Technology (6.5%):
Euronet Worldwide, Inc. (a)	108,680	10,932,121
Fidelity National Information Services, Inc.	208,310	19,095,778
FleetCor Technologies, Inc. (a)	51,930	10,911,012
Global Payments, Inc.	100,730	11,144,767
		52,083,678
Materials (5.1%):
Newmont Corp.	244,380	14,582,155
PPG Industries, Inc.	46,650	5,333,961
Sealed Air Corp.	357,470	20,633,168
		40,549,284
Real Estate (2.5%):
Host Hotels & Resorts, Inc.	337,450	5,291,216
Invitation Homes, Inc.	398,270	14,170,447
		19,461,663
Utilities (8.2%):
Constellation Energy Corp.	186,149	10,658,892
Exelon Corp.	339,850	15,402,002
FirstEnergy Corp.	292,030	11,211,032
Vistra Corp.	1,237,179	28,269,540
		65,541,466
Total Common Stocks (Cost $695,721,807)		767,263,924
Total Investments (Cost $695,721,807) — 96.4%		767,263,924
Other assets in excess of liabilities — 3.6%		28,829,464
NET ASSETS — 100.00%		$796,093,388

(a)  Non-income producing security.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

5

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2022

  (Unaudited)

Victory RS Large Cap Alpha VIP Series
Assets:
Investments, at value (Cost $695,721,807)	$767,263,924
Cash	28,546,412
Receivables:
Interest and dividends	1,011,844
Capital shares issued	208
From Adviser	230,902
Prepaid expenses	5,727
Total Assets	797,059,017
Liabilities:
Payables:
Capital shares redeemed	233,950
Accrued expenses and other payables:
Investment advisory fees	336,861
Administration fees	42,603
Custodian fees	7,051
Transfer agent fees	308,081
Compliance fees	496
Trustees' fees	36
Other accrued expenses	36,551
Total Liabilities	965,629
Net Assets:
Capital	491,702,621
Total accumulated earnings/(loss)	304,390,767
Net Assets	$796,093,388
Shares (unlimited shares authorized with a par value of $0.001 per share):	15,742,965
Net asset value:	$50.57

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

Victory RS Large Cap Alpha VIP Series
Investment Income:
Dividends	$8,037,961
Interest	14,094
Securities lending (net of fees)	1,083
Total Income	8,053,138
Expenses:
Investment advisory fees	2,207,740
Administration fees	238,572
Sub-Administration fees	7,859
Custodian fees	20,705
Transfer agent fees	675,448
Trustees' fees	26,136
Compliance fees	3,160
Legal and audit fees	32,704
Other expenses	11,390
Total Expenses	3,223,714
Expenses waived/reimbursed by Adviser	(797,467)
Net Expenses	2,426,247
Net Investment Income (Loss)	5,626,891
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	67,817,765
Net change in unrealized appreciation/depreciation on investment securities	(133,865,370)
Net realized/unrealized gains (losses) on investments	(66,047,605)
Change in net assets resulting from operations	$(60,420,714)

See notes to financial statements.

7

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$5,626,891	$13,945,148
Net realized gains (losses) from investments	67,817,765	152,682,981
Net change in unrealized appreciation/depreciation on investments	(133,865,370)	33,763,008
Change in net assets resulting from operations	(60,420,714)	200,391,137
Change in net assets resulting from distributions to shareholders	—	(10,232,918)
Change in net assets resulting from capital transactions	(95,453,398)	(139,380,567)
Change in net assets	(155,874,112)	50,777,652
Net Assets:
Beginning of period	951,967,500	901,189,848
End of period	$796,093,388	$951,967,500
Capital Transactions:
Proceeds from shares issued	2,944,427	15,969,173
Distributions reinvested	—	10,232,918
Cost of shares redeemed	(98,397,825)	(165,582,658)
Change in net assets resulting from capital transactions	(95,453,398)	(139,380,567)
Share Transactions:
Issued	55,167	308,380
Reinvested	—	192,493
Redeemed	(1,831,257)	(3,239,565)
Change in Shares	(1,776,090)	(2,738,692)

See notes to financial statements.

8

This page is intentionally left blank.

9

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory RS Large Cap Alpha VIP Series
Six Months Ended June 30, 2022 (Unaudited)	$54.34	0.34	(4.11)	(3.77)	—	—
Year Ended December 31: 2021	$44.49	0.75	9.69	10.44	(0.59)	—
2020	$48.27	0.62	(0.90)	(0.28)	(0.56)	(2.94)
2019	$43.45	0.70	12.75	13.45	(0.48)	(8.15)
2018	$54.01	0.60	(5.44)	(4.84)	(0.02)	(5.70)
2017	$45.98	0.51	8.07	8.58	(0.55)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Does not include acquire fund fees and expenses, if any.

(f)  Reflects a return to normal trading levels after a prior-year strategy or allocation shift.

(g)  Reflects an increase in trading activity due to asset allocation shifts.

See notes to financial statements.

10

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory RS Large Cap Alpha VIP Series
Six Months Ended June 30, 2022 (Unaudited)	—	$50.57	(6.94)%	0.55%	1.28%	0.73%	$796,093	29%
Year Ended December 31: 2021	(0.59)	$54.34	23.49%	0.55%	1.47%	0.73%	$951,968	51	%(f)
2020	(3.50)	$44.49	(0.44)%	0.55%	1.47%	0.74%	$901,190	101	%(g)
2019	(8.63)	$48.27	31.16%	0.55%	1.37%	0.73%	$958,695	50%
2018	(5.72)	$43.45	(9.00)%	0.55%	1.10%	0.62%	$846,990	60%
2017	(0.55)	$54.01	18.67%	0.55%	1.02%	0.60%	$1,060,740	56%

See notes to financial statements.

11

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the RS Large Cap Alpha VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$767,263,924	$—	$—	$767,263,924
Total	$767,263,924	$—	$—	$767,263,924

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

As of June 30, 2022, the Fund did not have any securities on loan.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

Excluding U.S. Government Securities
Purchases	Sales
$248,542,707	$339,158,783

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limit (excluding voluntary waivers) is 0.55%.

Under the terms of the expense limitation agreement, as amended May 1, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$850,328	$1,542,248	$1,660,693	$797,466	$4,850,735

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund is not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund. another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforward for federal income tax purposes.

18

Victory Variable Insurance Funds	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
$1,000.00	$930.60	$1,022.07	$2.63	$2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

20

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-LCAVIP-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory Variable Insurance Funds

Victory 500 Index VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	30
Proxy Voting and Portfolio Holdings Information	30
Expense Example	30
Liquidity Risk Management Program	31
Privacy Policy (inside back cover)

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

Victory Variable Insurance Funds Victory 500 Index VIP Series	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

Apple, Inc.	7.0%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	2.2%
Alphabet, Inc., Class A	2.0%
Tesla, Inc.	2.0%
UnitedHealth Group, Inc.	1.5%
Johnson & Johnson	1.4%
NVIDIA Corp.	1.2%
Berkshire Hathaway, Inc., Class B	1.2%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (9.0%):
Activision Blizzard, Inc.	1,999	$155,642
Alphabet, Inc., Class C (a)	853	1,865,895
Alphabet, Inc., Class A (a)	794	1,730,332
AT&T, Inc.	19,316	404,863
Charter Communications, Inc., Class A (a)	343	160,706
Comcast Corp., Class A	11,794	462,796
DISH Network Corp., Class A (a)	602	10,794
Electronic Arts, Inc.	715	86,980
Endeavor Group Holdings, Inc., Class A (a)	59	1,213
Live Nation Entertainment, Inc. (a)	414	34,188
Match Group, Inc. (a)	762	53,104
Meta Platforms, Inc., Class A (a)	5,935	957,019
Netflix, Inc. (a)	1,186	207,396
Omnicom Group, Inc.	549	34,922
Paramount Global, Class A	27	736
Paramount Global, Class B	1,381	34,083
Pinterest, Inc., Class A (a)	263	4,776
ROBLOX Corp., Class A (a)	572	18,796
Roku, Inc. (a) (b)	58	4,764
Sirius XM Holdings, Inc. (c)	2,124	13,020
Snap, Inc., Class A (a)	3,336	43,802
Take-Two Interactive Software, Inc. (a)	432	52,933
The Interpublic Group of Cos., Inc.	950	26,153
The Walt Disney Co. (a)	4,395	414,888
T-Mobile U.S., Inc. (a)	1,816	244,324
Twitter, Inc. (a)	1,953	73,023
Verizon Communications, Inc.	11,093	562,970
Warner Music Group Corp., Class A	219	5,335
ZoomInfo Technologies, Inc. (a)	721	23,966
		7,689,419
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	744	69,743
Cisco Systems, Inc.	11,209	477,952
Motorola Solutions, Inc.	418	87,613
Ubiquiti, Inc. (c)	12	2,978
		638,286
Consumer Discretionary (10.6%):
Airbnb, Inc., Class A (a)	165	14,698
Amazon.com, Inc. (a)	26,015	2,763,053
AutoZone, Inc. (a)	47	101,009
Bath & Body Works, Inc.	559	15,048
Best Buy Co., Inc.	537	35,007
Booking Holdings, Inc. (a)	110	192,389
Burlington Stores, Inc. (a)	163	22,205
Caesars Entertainment, Inc. (a)	487	18,652
CarMax, Inc. (a)	429	38,816

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Carnival Corp. (a) (c)	2,417	$20,907
Carvana Co. (a)	29	655
Chewy, Inc., Class A (a) (c)	143	4,965
Chipotle Mexican Grill, Inc. (a)	73	95,430
D.R. Horton, Inc.	880	58,247
Darden Restaurants, Inc.	266	30,090
Dollar General Corp.	548	134,501
Dollar Tree, Inc. (a)	580	90,393
Domino's Pizza, Inc.	96	37,412
DoorDash, Inc., Class A (a)	100	6,417
DraftKings, Inc. (a)	2,001	23,352
eBay, Inc.	1,495	62,297
Etsy, Inc. (a) (b)	339	24,818
Expedia Group, Inc. (a)	433	41,061
Ford Motor Co.	10,508	116,954
General Motors Co. (a)	3,644	115,733
Genuine Parts Co.	378	50,274
Hilton Worldwide Holdings, Inc.	688	76,671
Las Vegas Sands Corp. (a) (b)	933	31,339
Lennar Corp., Class A	654	46,153
Lennar Corp., Class B	41	2,407
Lowe's Cos., Inc.	1,670	291,699
Lucid Group, Inc. (a) (c)	1,800	30,888
Marriott International, Inc., Class A	827	112,480
McDonald's Corp.	1,828	451,297
MGM Resorts International	1,029	29,790
NIKE, Inc., Class B	3,447	352,283
NVR, Inc. (a)	8	32,033
O'Reilly Automotive, Inc. (a)	177	111,821
Pool Corp.	107	37,582
Rivian Automotive, Inc., Class A (a)	435	11,197
Ross Stores, Inc.	848	59,555
Royal Caribbean Cruises Ltd. (a) (c)	514	17,944
Starbucks Corp.	3,030	231,462
Target Corp. (b)	1,238	174,843
Tesla, Inc. (a)	2,471	1,664,021
The Home Depot, Inc.	2,773	760,551
The TJX Cos., Inc.	3,161	176,542
Tractor Supply Co.	299	57,961
Ulta Beauty, Inc. (a)	138	53,196
VF Corp.	816	36,043
Wayfair, Inc., Class A (a) (c)	128	5,576
Yum! Brands, Inc.	712	80,819
		9,050,536
Consumer Staples (7.0%):
Altria Group, Inc.	4,834	201,916
Archer-Daniels-Midland Co.	1,358	105,381
Brown-Forman Corp., Class B	707	49,603
Bunge Ltd.	360	32,648
Church & Dwight Co., Inc.	648	60,044

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	2,190	$175,507
Conagra Brands, Inc.	1,131	38,725
Constellation Brands, Inc., Class A	453	105,576
Costco Wholesale Corp.	1,158	555,006
General Mills, Inc.	1,522	114,835
Hormel Foods Corp. (c)	820	38,835
Kellogg Co.	627	44,730
Keurig Dr Pepper, Inc.	2,458	86,989
Kimberly-Clark Corp.	900	121,635
McCormick & Co., Inc.	533	44,372
Mondelez International, Inc., Class A	3,656	227,001
Monster Beverage Corp. (a)	1,068	99,004
PepsiCo, Inc.	3,731	621,808
Philip Morris International, Inc.	4,182	412,931
Sysco Corp.	1,346	114,020
The Clorox Co.	329	46,382
The Coca-Cola Co.	11,204	704,844
The Estee Lauder Cos., Inc.	539	137,267
The Hershey Co.	374	80,470
The J.M. Smucker Co.	290	37,123
The Kraft Heinz Co.	2,016	76,890
The Kroger Co.	1,744	82,544
The Procter & Gamble Co.	6,337	911,197
Tyson Foods, Inc., Class A	658	56,627
Walgreens Boots Alliance, Inc.	2,036	77,164
Walmart, Inc.	4,144	503,828
		5,964,902
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,476	95,025
CDW Corp.	365	57,509
Corning, Inc.	2,183	68,786
Keysight Technologies, Inc. (a)	475	65,479
Teledyne Technologies, Inc. (a)	116	43,513
Trimble, Inc. (a)	668	38,898
Zebra Technologies Corp. (a)	140	41,153
		410,363
Energy (4.4%):
Baker Hughes Co.	1,836	53,005
Cheniere Energy, Inc.	686	91,259
Chevron Corp.	5,245	759,371
ConocoPhillips	3,490	313,437
Continental Resources, Inc.	31	2,026
Coterra Energy, Inc.	1,808	46,628
Devon Energy Corp.	1,762	97,104
Diamondback Energy, Inc.	474	57,425
EOG Resources, Inc.	1,364	150,640
Exxon Mobil Corp.	11,008	942,725
Halliburton Co.	2,254	70,686
Hess Corp.	690	73,099

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Kinder Morgan, Inc.	5,732	$96,068
Marathon Oil Corp.	1,749	39,318
Marathon Petroleum Corp.	1,429	117,478
Occidental Petroleum Corp.	2,263	133,245
ONEOK, Inc.	1,180	65,490
Phillips 66	1,189	97,486
Pioneer Natural Resources Co.	612	136,525
Schlumberger NV	3,814	136,389
Targa Resources Corp.	596	35,563
The Williams Cos., Inc.	3,286	102,556
Valero Energy Corp.	1,090	115,845
		3,733,368
Financials (10.8%):
Aflac, Inc.	1,683	93,120
Ally Financial, Inc.	835	27,981
American Express Co.	1,711	237,179
American International Group, Inc.	2,025	103,538
Ameriprise Financial, Inc.	297	70,591
Apollo Global Management, Inc.	1,126	54,589
Arch Capital Group Ltd. (a)	907	41,259
Ares Management Corp., Class A	542	30,818
Arthur J. Gallagher & Co.	565	92,118
Bank of America Corp.	19,909	619,767
Berkshire Hathaway, Inc., Class B (a)	3,652	997,069
Berkshire Hathaway, Inc., Class A (a)	1	408,950
BlackRock, Inc.	408	248,488
Blackstone, Inc.	1,891	172,516
Brown & Brown, Inc.	657	38,329
Capital One Financial Corp.	1,049	109,295
Cincinnati Financial Corp.	405	48,187
Citigroup, Inc.	5,130	235,929
Citizens Financial Group, Inc.	1,252	44,684
CME Group, Inc.	766	156,800
Coinbase Global, Inc., Class A (a) (c)	541	25,438
Discover Financial Services	702	66,395
FactSet Research Systems, Inc.	101	38,842
Fifth Third Bancorp	1,695	56,952
First Republic Bank	477	68,783
Franklin Resources, Inc.	838	19,534
Huntington Bancshares, Inc.	3,802	45,738
Intercontinental Exchange, Inc.	1,506	141,624
JPMorgan Chase & Co.	7,758	873,628
KeyCorp	2,251	38,785
Loews Corp.	510	30,223
LPL Financial Holdings, Inc.	202	37,265
M&T Bank Corp.	459	73,160
Markel Corp. (a)	35	45,264
MarketAxess Holdings, Inc.	90	23,041
Marsh & McLennan Cos., Inc.	1,354	210,209

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	1,940	$121,813
Moody's Corp.	456	124,018
Morgan Stanley	3,890	295,873
MSCI, Inc.	219	90,261
Nasdaq, Inc.	304	46,372
Northern Trust Corp.	562	54,222
Principal Financial Group, Inc.	574	38,338
Prudential Financial, Inc.	1,001	95,776
Raymond James Financial, Inc.	523	46,761
Regions Financial Corp.	2,468	46,275
Rocket Cos., Inc., Class A (c)	280	2,061
S&P Global, Inc.	907	305,713
Signature Bank	142	25,448
State Street Corp.	980	60,417
SVB Financial Group (a)	157	62,013
Synchrony Financial	1,125	31,073
T. Rowe Price Group, Inc.	607	68,961
The Allstate Corp.	742	94,034
The Bank of New York Mellon Corp.	2,088	87,091
The Carlyle Group, Inc.	698	22,099
The Charles Schwab Corp.	4,785	302,316
The Goldman Sachs Group, Inc.	917	272,367
The Hartford Financial Services Group, Inc.	821	53,718
The PNC Financial Services Group, Inc.	1,104	174,178
The Progressive Corp.	1,578	183,474
The Travelers Cos., Inc.	634	107,228
Tradeweb Markets, Inc., Class A	120	8,190
Truist Financial Corp.	3,554	168,566
U.S. Bancorp	3,840	176,717
W.R. Berkley Corp.	595	40,615
Wells Fargo & Co.	10,120	396,400
		9,228,476
Health Care (14.9%):
Abbott Laboratories	4,725	513,371
AbbVie, Inc.	4,718	722,609
ABIOMED, Inc. (a)	111	27,474
Agilent Technologies, Inc.	742	88,127
Align Technology, Inc. (a)	210	49,701
Alnylam Pharmaceuticals, Inc. (a)	247	36,025
AmerisourceBergen Corp.	446	63,100
Amgen, Inc.	1,426	346,946
Avantor, Inc. (a)	1,680	52,248
Baxter International, Inc.	1,287	82,664
Becton Dickinson & Co.	752	185,391
Biogen, Inc. (a)	349	71,175
BioMarin Pharmaceutical, Inc. (a)	410	33,977
Bio-Rad Laboratories, Inc., Class A (a)	52	25,740
Bio-Techne Corp.	105	36,397
Boston Scientific Corp. (a)	3,809	141,961

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Bristol-Myers Squibb Co.	5,745	$442,365
Cardinal Health, Inc.	689	36,014
Catalent, Inc. (a)	402	43,131
Centene Corp. (a)	1,445	122,261
Charles River Laboratories International, Inc. (a)	128	27,388
Cigna Corp.	847	223,201
CVS Health Corp.	3,352	310,596
Danaher Corp.	1,941	492,082
Dexcom, Inc. (a)	1,048	78,107
Edwards Lifesciences Corp. (a)	1,678	159,561
Elevance Health, Inc.	651	314,160
Eli Lilly & Co.	2,240	726,275
Gilead Sciences, Inc. (b)	3,028	187,161
HCA Healthcare, Inc.	587	98,651
Hologic, Inc. (a)	552	38,254
Horizon Therapeutics PLC (a)	613	48,893
Humana, Inc.	330	154,463
IDEXX Laboratories, Inc. (a)	210	73,653
Illumina, Inc. (a)	388	71,532
Incyte Corp. (a)	591	44,898
Insulet Corp. (a)	128	27,896
Intuitive Surgical, Inc. (a)	948	190,273
IQVIA Holdings, Inc. (a)	511	110,882
Johnson & Johnson (b)	6,876	1,220,559
Laboratory Corp. of America Holdings	251	58,824
McKesson Corp.	392	127,874
Merck & Co., Inc.	6,823	622,053
Mettler-Toledo International, Inc. (a)	57	65,480
Moderna, Inc. (a)	949	135,565
Molina Healthcare, Inc. (a)	132	36,908
PerkinElmer, Inc.	279	39,679
Pfizer, Inc.	15,140	793,790
Quest Diagnostics, Inc.	313	41,623
Regeneron Pharmaceuticals, Inc. (a)	183	108,177
ResMed, Inc.	366	76,725
Royalty Pharma PLC, Class A	224	9,417
Seagen, Inc. (a)	491	86,878
Stryker Corp.	956	190,177
Teleflex, Inc.	108	26,552
The Cooper Cos., Inc.	123	38,514
Thermo Fisher Scientific, Inc.	1,056	573,704
UnitedHealth Group, Inc.	2,531	1,299,998
Veeva Systems, Inc., Class A (a)	281	55,649
Vertex Pharmaceuticals, Inc. (a)	683	192,463
Waters Corp. (a)	147	48,654
West Pharmaceutical Services, Inc.	179	54,124
Zimmer Biomet Holdings, Inc.	530	55,682
Zoetis, Inc.	1,270	218,300
		12,675,972

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Industrials (7.8%):
3M Co.	1,536	$198,774
AMETEK, Inc.	584	64,176
Builders FirstSource, Inc. (a)	417	22,393
Carrier Global Corp.	1,807	64,438
Caterpillar, Inc.	1,394	249,191
Cintas Corp.	250	93,383
Copart, Inc. (a)	635	68,999
CoStar Group, Inc. (a) (b)	1,047	63,249
CSX Corp.	5,311	154,338
Cummins, Inc.	381	73,735
Deere & Co.	797	238,678
Delta Air Lines, Inc. (a)	1,620	46,931
Dover Corp.	385	46,708
Eaton Corp. PLC	1,077	135,691
Emerson Electric Co.	1,624	129,173
Equifax, Inc.	330	60,317
Expeditors International of Washington, Inc.	438	42,688
Fastenal Co.	1,553	77,526
FedEx Corp.	640	145,094
Fortive Corp.	957	52,042
Generac Holdings, Inc. (a)	170	35,799
General Dynamics Corp.	663	146,689
General Electric Co.	2,626	167,197
Honeywell International, Inc.	1,798	312,510
Howmet Aerospace, Inc.	1,128	35,476
IDEX Corp.	205	37,234
Illinois Tool Works, Inc.	752	137,052
Ingersoll Rand, Inc. (b)	922	38,798
J.B. Hunt Transport Services, Inc.	223	35,116
Jacobs Engineering Group, Inc.	325	41,317
Johnson Controls International PLC	1,877	89,871
L3Harris Technologies, Inc.	504	121,817
Leidos Holdings, Inc.	342	34,443
Lockheed Martin Corp.	680	292,373
Norfolk Southern Corp.	643	146,147
Northrop Grumman Corp.	406	194,299
Old Dominion Freight Line, Inc.	267	68,427
Otis Worldwide Corp.	1,117	78,938
PACCAR, Inc.	938	77,235
Parker-Hannifin Corp.	343	84,395
Plug Power, Inc. (a) (c)	1,396	23,132
Quanta Services, Inc.	388	48,632
Raytheon Technologies Corp.	3,971	381,653
Republic Services, Inc. (b)	583	76,297
Rockwell Automation, Inc.	314	62,583
Rollins, Inc.	769	26,853
Roper Technologies, Inc.	271	106,950
Southwest Airlines Co. (a)	1,533	55,372
Stanley Black & Decker, Inc.	407	42,678

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Textron, Inc.	477	$29,130
The Boeing Co. (a)	1,596	218,205
TransDigm Group, Inc. (a)	127	68,157
TransUnion	481	38,475
Uber Technologies, Inc. (a)	5,186	106,106
Union Pacific Corp.	1,641	349,992
United Airlines Holdings, Inc. (a)	854	30,249
United Parcel Service, Inc., Class B	1,836	335,143
United Rentals, Inc. (a)	193	46,882
Verisk Analytics, Inc.	426	73,736
W.W. Grainger, Inc.	132	59,985
Waste Management, Inc.	1,120	171,338
Westinghouse Air Brake Technologies Corp.	493	40,465
Xylem, Inc.	455	35,572
		6,630,242
IT Services (4.0%):
Akamai Technologies, Inc. (a)	428	39,089
Automatic Data Processing, Inc.	1,127	236,715
Block, Inc. (a) (b)	971	59,678
Broadridge Financial Solutions, Inc.	313	44,618
Cognizant Technology Solutions Corp., Class A	1,377	92,934
Fidelity National Information Services, Inc.	1,631	149,514
Fiserv, Inc. (a)	1,597	142,085
FleetCor Technologies, Inc. (a)	200	42,022
Gartner, Inc. (a)	215	51,993
Global Payments, Inc.	752	83,201
International Business Machines Corp.	2,426	342,527
Mastercard, Inc., Class A	2,354	742,640
MongoDB, Inc. (a)	137	35,552
Okta, Inc. (a)	102	9,221
Paychex, Inc.	861	98,042
PayPal Holdings, Inc. (a)	3,092	215,945
Snowflake, Inc., Class A (a)	89	12,376
Twilio, Inc., Class A (a)	201	16,846
VeriSign, Inc. (a)	258	43,171
Visa, Inc., Class A	4,810	947,041
		3,405,210
Materials (1.9%):
Air Products and Chemicals, Inc.	592	142,364
Albemarle Corp.	316	66,038
Avery Dennison Corp.	204	33,021
Ball Corp.	790	54,328
Celanese Corp.	292	34,342
CF Industries Holdings, Inc.	468	40,122
Corteva, Inc.	1,953	105,735
Crown Holdings, Inc.	332	30,600
Dow, Inc.	1,944	100,330
DuPont de Nemours, Inc.	1,358	75,478
Eastman Chemical Co.	300	26,931

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	722	$111,015
FMC Corp.	300	32,103
Freeport-McMoRan, Inc.	3,622	105,980
International Flavors & Fragrances, Inc.	651	77,547
International Paper Co.	905	37,856
Martin Marietta Materials, Inc.	156	46,681
Newmont Corp.	2,119	126,441
Nucor Corp.	597	62,333
PPG Industries, Inc.	637	72,835
Southern Copper Corp.	242	12,054
The Mosaic Co.	895	42,271
The Sherwin-Williams Co.	680	152,259
Vulcan Materials Co.	351	49,877
		1,638,541
Real Estate (3.1%):
Alexandria Real Estate Equities, Inc.	426	61,783
American Tower Corp.	1,231	314,631
AvalonBay Communities, Inc.	397	77,117
Boston Properties, Inc.	405	36,037
Camden Property Trust	302	40,613
CBRE Group, Inc., Class A (a)	883	64,998
Crown Castle International Corp.	1,168	196,668
Digital Realty Trust, Inc.	808	104,903
Duke Realty Corp.	1,092	60,005
Equinix, Inc.	259	170,168
Equity Residential	972	70,198
Essex Property Trust, Inc.	186	48,641
Extra Space Storage, Inc.	381	64,816
Healthpeak Properties, Inc.	1,532	39,694
Invitation Homes, Inc.	1,733	61,660
Iron Mountain, Inc.	685	33,353
Kimco Realty Corp.	1,755	34,696
Mid-America Apartment Communities, Inc.	328	57,292
Prologis, Inc.	2,103	247,418
Public Storage	444	138,825
Realty Income Corp.	1,606	109,626
SBA Communications Corp.	306	97,935
Simon Property Group, Inc.	868	82,391
Sun Communities, Inc.	345	54,979
UDR, Inc.	904	41,620
Ventas, Inc.	1,135	58,373
VICI Properties, Inc.	2,562	76,322
Welltower, Inc.	1,289	106,149
Weyerhaeuser Co.	1,861	61,636
WP Carey, Inc.	548	45,407
		2,657,954

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (5.0%):
Advanced Micro Devices, Inc. (a)	4,373	$334,403
Analog Devices, Inc.	1,373	200,582
Applied Materials, Inc.	2,347	213,530
Broadcom, Inc.	883	428,970
Enphase Energy, Inc. (a)	357	69,701
Entegris, Inc.	324	29,850
GLOBALFOUNDRIES, Inc. (a) (c)	166	6,696
Intel Corp.	10,917	408,405
KLA Corp.	381	121,570
Lam Research Corp.	374	159,380
Marvell Technology, Inc.	2,071	90,151
Microchip Technology, Inc.	1,480	85,958
Micron Technology, Inc.	3,013	166,559
Monolithic Power Systems, Inc.	125	48,005
NVIDIA Corp.	6,685	1,013,379
ON Semiconductor Corp. (a)	1,074	54,033
Qorvo, Inc. (a)	268	25,278
QUALCOMM, Inc.	3,022	386,030
Skyworks Solutions, Inc.	425	39,372
Teradyne, Inc.	400	35,820
Texas Instruments, Inc.	2,488	382,281
		4,299,953
Software (9.3%):
Adobe, Inc. (a)	1,275	466,727
ANSYS, Inc. (a)	222	53,122
AppLovin Corp., Class A (a) (c)	75	2,583
Autodesk, Inc. (a)	575	98,877
Bill.com Holdings, Inc. (a)	249	27,375
Cadence Design Systems, Inc. (a)	736	110,422
Cloudflare, Inc., Class A (a)	111	4,856
Crowdstrike Holdings, Inc., Class A (a)	589	99,282
Datadog, Inc., Class A (a)	72	6,857
DocuSign, Inc. (a)	539	30,928
Fortinet, Inc. (a)	1,710	96,752
HubSpot, Inc. (a)	122	36,679
Intuit, Inc.	715	275,590
Microsoft Corp. (b)	19,544	5,019,486
NortonLifeLock, Inc.	1,400	30,744
Oracle Corp.	4,320	301,838
Palantir Technologies, Inc., Class A (a)	813	7,374
Palo Alto Networks, Inc. (a) (b)	260	128,424
Paycom Software, Inc. (a)	147	41,178
Qualtrics International, Inc., Class A (a)	149	1,864
Salesforce, Inc. (a)	2,625	433,230
ServiceNow, Inc. (a) (b)	529	251,550
Splunk, Inc. (a)	424	37,507
SS&C Technologies Holdings, Inc.	637	36,991
Synopsys, Inc. (a)	382	116,013
The Trade Desk, Inc., Class A (a)	828	34,685

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Tyler Technologies, Inc. (a)	110	$36,573
UiPath, Inc., Class A (a)	77	1,401
Unity Software, Inc. (a)	570	20,987
VMware, Inc., Class A	478	54,482
Workday, Inc., Class A (a)	267	37,268
Zendesk, Inc. (a)	306	22,665
Zoom Video Communications, Inc., Class A (a)	68	7,342
Zscaler, Inc. (a)	248	37,079
		7,968,731
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc.	43,673	5,970,973
Dell Technologies, Inc., Class C	587	27,125
Hewlett Packard Enterprise Co.	3,471	46,026
HP, Inc.	2,812	92,177
NetApp, Inc.	493	32,163
Western Digital Corp. (a)	845	37,881
		6,206,345
Utilities (3.0%):
Alliant Energy Corp.	648	37,979
Ameren Corp.	623	56,294
American Electric Power Co., Inc. (b)	1,385	132,877
American Water Works Co., Inc.	490	72,897
Atmos Energy Corp.	367	41,141
Avangrid, Inc.	198	9,132
CenterPoint Energy, Inc.	1,555	45,997
CMS Energy Corp.	717	48,398
Consolidated Edison, Inc. (b)	936	89,014
Constellation Energy Corp.	826	47,297
Dominion Energy, Inc.	2,240	178,774
DTE Energy Co.	473	59,953
Duke Energy Corp. (b)	2,077	222,675
Edison International	953	60,268
Entergy Corp.	508	57,221
Evergy, Inc. (b)	619	40,390
Eversource Energy (b)	911	76,952
Exelon Corp.	2,478	112,303
FirstEnergy Corp.	1,524	58,506
NextEra Energy, Inc. (b)	5,301	410,616
PG&E Corp. (a)	4,390	43,812
PPL Corp.	1,965	53,310
Public Service Enterprise Group, Inc.	1,333	84,352
Sempra Energy	732	109,998
The AES Corp.	1,536	32,271
The Southern Co. (b)	2,867	204,446
WEC Energy Group, Inc. (b)	833	83,833
Xcel Energy, Inc. (b)	1,454	102,885
		2,573,591
Total Common Stocks (Cost $27,612,835)		84,771,889

See notes to financial statements.

Victory Variable Insurance Funds Victory 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	5,583	$5,583
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	2,786	2,786
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	34,746	34,746
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	22,214	22,214
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	14,814	14,814
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	99,880	99,880
Total Collateral for Securities Loaned (Cost $180,023)		180,023
Total Investments (Cost $27,792,858) — 99.6%		84,951,912
Other assets in excess of liabilities — 0.4%		318,337
NET ASSETS — 100.00%		$85,270,249

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on June 30, 2022.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	9/16/22	$617,325	$568,425	$(48,900)
Total unrealized appreciation					$—
Total unrealized depreciation					(48,900)
Total net unrealized appreciation (depreciation)					$(48,900)

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory 500 Index VIP Series
Assets:
Investments, at value (Cost $27,792,858)	$84,951,912	(a)
Cash	368,630
Deposit with broker for futures contracts	126,440
Receivables:
Interest and dividends	63,184
Capital shares issued	3,571
From Adviser	20,053
Prepaid expenses	657
Total Assets	85,534,447
Liabilities:
Payables:
Collateral received on loaned securities	180,023
Capital shares redeemed	26,366
Variation margin on open futures contracts	4,762
Accrued expenses and other payables:
Investment advisory fees	18,151
Administration fees	4,614
Custodian fees	1,039
Transfer agent fees	1,559
Compliance fees	53
Other accrued expenses	27,631
Total Liabilities	264,198
Net Assets:
Capital	11,633,596
Total accumulated earnings/(loss)	73,636,653
Net Assets	$85,270,249
Shares (unlimited shares authorized with a par value of $0.001 per share):	5,448,681
Net asset value:	$15.65

(a)  Includes $170,945 of securities on loan.

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

Victory 500 Index VIP Series
Investment Income:
Dividends	$737,599
Interest	218
Securities lending (net of fees)	2,276
Total Income	740,093
Expenses:
Investment advisory fees	124,256
Administration fees	26,853
Sub-Administration fees	8,836
Custodian fees	2,949
Transfer agent fees	3,416
Trustees' fees	3,511
Compliance fees	363
Legal and audit fees	6,964
Licensing fees	16,875
Other expenses	6,123
Total Expenses	200,146
Expenses waived/reimbursed by Adviser	(61,209)
Net Expenses	138,937
Net Investment Income (Loss)	601,156
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	5,386,861
Net realized gains (losses) from futures contracts	(119,144)
Net change in unrealized appreciation/depreciation on investment securities	(29,204,807)
Net change in unrealized appreciation/depreciation on futures contracts	(65,800)
Net realized/unrealized gains (losses) on investments	(24,002,890)
Change in net assets resulting from operations	$(23,401,734)

See notes to financial statements.

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory 500 Index VIP Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$601,156	$1,151,816
Net realized gains (losses) from investments	5,267,717	12,072,376
Net change in unrealized appreciation/depreciation on investments	(29,270,607)	13,641,209
Change in net assets resulting from operations	(23,401,734)	26,865,401
Change in net assets resulting from distributions to shareholders	—	(14,222,411)
Change in net assets resulting from capital transactions	(7,372,256)	(170,219)
Change in net assets	(30,773,990)	12,472,771
Net Assets:
Beginning of period	116,044,239	103,571,468
End of period	$85,270,249	$116,044,239
Capital Transactions:
Proceeds from shares issued	2,208,570	7,352,188
Distributions reinvested	—	14,222,411
Cost of shares redeemed	(9,580,826)	(21,744,818)
Change in net assets resulting from capital transactions	(7,372,256)	(170,219)
Share Transactions:
Issued	123,196	358,747
Reinvested	—	725,547
Redeemed	(537,248)	(1,070,115)
Change in Shares	(414,052)	14,179

See notes to financial statements.

This page is intentionally left blank.

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory 500 Index VIP Series
Six Months Ended June 30, 2022 (Unaudited)	$19.79	0.11	(4.25)	(4.14)	—	—
Year Ended December 31: 2021	$17.71	0.21	4.59	4.80	(0.23)	(2.49)
2020	$19.35	0.28	3.53	3.81	(0.32)	(5.13)
2019	$16.92	0.34	4.88	5.22	(0.37)	(2.42)
2018	$19.06	0.32	(1.21)	(0.89)	(0.02)	(1.23)
2017	$15.98	0.30	3.15	3.45	(0.33)	(0.04)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Does not include acquire fund fees and expenses, if any.

See notes to financial statements.

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory 500 Index VIP Series
Six Months Ended June 30, 2022 (Unaudited)	—	$15.65	(20.92)%	0.28%	1.21%	0.40%	$85,270	3%
Year Ended December 31: 2021	(2.72)	$19.79	27.43%	0.28%	1.04%	0.48%	$116,044	9%
2020	(5.45)	$17.71	20.13%	0.28%	1.46%	0.58%	$103,571	13%
2019	(2.79)	$19.35	31.04%	0.28%	1.71%	0.52%	$100,139	3%
2018	(1.25)	$16.92	(4.65)%	0.28%	1.65%	0.38%	$106,432	3%
2017	(0.37)	$19.06	21.60%	0.28%	1.70%	0.41%	$129,081	3%

See notes to financial statements.

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the 500 Index VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$84,771,889	$—	$—	$84,771,889
Collateral for Securities Loaned	180,023	—	—	180,023
Total	$84,951,912	$—	$—	$84,951,912
Other Financial Investments*:
Liabilities:
Futures Contracts	$(48,900)	$—	$—	$(48,900)
Total	$(48,900)	$—	$—	$(48,900)

*  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended June 30, 2022, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2022:

Liabilities
Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$48,900

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2022:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$(119,144)	$(65,800)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$170,945	$—	$180,023

Federal Income Taxes:

The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

Excluding U.S. Government Securities
Purchases	Sales
$2,616,094	$9,401,477

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limit (excluding voluntary waivers) is 0.28%.

Under the terms of the expense limitation agreement, as amended May 1, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$128,160	$277,986	$220,169	$61,209	$687,524

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund is not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.

Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

the Line of Credit is reserved for use by the Victory Floating Rate Fund. another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforward for federal income tax purposes.

Victory Variable Insurance Funds	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
$1,000.00	$790.80	$1,023.41	$1.24	$1.40	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SPIVIP-SAR (6/22)

June 30, 2022

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Small Cap Growth Equity VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Investment Objective & Portfolio Holdings	3
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Supplemental Information	21
Proxy Voting and Portfolio Holdings Information	21
Expense Example	21
Liquidity Risk Management Program	22
Privacy Policy (inside back cover)

1

The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	June 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks long-term capital growth.

Top 10 Holdings*:

June 30, 2022

(% of Net Assets)

MACOM Technology Solutions Holdings, Inc.	3.0%
Evoqua Water Technologies Corp.	2.7%
Advanced Energy Industries, Inc.	2.5%
WNS Holdings Ltd.	2.5%
Acushnet Holdings Corp.	2.1%
Inspire Medical Systems, Inc.	2.1%
Chart Industries, Inc.	2.0%
HealthEquity, Inc.	1.9%
Matador Resources Co.	1.9%
Varonis Systems, Inc.	1.8%

Sector Allocation*:

June 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Biotechnology (10.2%):
Alkermes PLC (a)	29,680	$884,167
Apellis Pharmaceuticals, Inc. (a)	17,380	785,924
BioCryst Pharmaceuticals, Inc. (a) (b)	92,050	973,889
DermTech, Inc. (a) (b)	28,460	157,668
Equillium, Inc. (a)	81,017	165,275
Fate Therapeutics, Inc. (a)	28,140	697,309
Halozyme Therapeutics, Inc. (a)	22,200	976,800
Karuna Therapeutics, Inc. (a)	5,750	727,433
Kezar Life Sciences, Inc. (a)	70,970	586,922
Kura Oncology, Inc. (a)	20,180	369,899
Opthea Ltd., ADR (a) (c)	37,920	238,896
SpringWorks Therapeutics, Inc. (a)	25,660	631,749
		7,195,931
Communication Services (2.6%):
World Wrestling Entertainment, Inc., Class A	18,410	1,150,441
ZipRecruiter, Inc. (a)	48,150	713,583
		1,864,024
Consumer Discretionary (9.2%):
Acushnet Holdings Corp. (b)	36,460	1,519,653
Boot Barn Holdings, Inc. (a)	11,860	817,272
Funko, Inc., Class A (a)	22,140	494,165
Gentherm, Inc. (a)	11,980	747,672
Ollie's Bargain Outlet Holdings, Inc. (a)	9,420	553,425
Papa John's International, Inc.	6,950	580,464
Wingstop, Inc.	8,540	638,536
YETI Holdings, Inc. (a)	27,430	1,186,896
		6,538,083
Consumer Staples (8.0%):
BellRing Brands, Inc. (a)	45,560	1,133,988
e.l.f. Beauty, Inc. (a)	33,750	1,035,450
Freshpet, Inc. (a)	9,760	506,446
Grocery Outlet Holding Corp. (a)	22,450	957,044
Hostess Brands, Inc. (a)	16,740	355,055
The Beauty Health Co. (a) (b)	50,360	647,630
The Simply Good Foods Co. (a)	27,390	1,034,520
		5,670,133
Energy (3.9%):
Callon Petroleum Co. (a)	14,140	554,288
Matador Resources Co.	28,550	1,330,145
Ranger Oil Corp. (a)	26,060	856,592
		2,741,025
Financials (6.1%):
Customers Bancorp, Inc. (a)	19,160	649,524
Focus Financial Partners, Inc., Class A (a)	25,220	858,993
PRA Group, Inc. (a)	24,530	891,911

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	6,900	$664,746
Wintrust Financial Corp.	15,430	1,236,714
		4,301,888
Health Care Equipment & Supplies (5.5%):
Axonics, Inc. (a)	11,320	641,504
CONMED Corp.	420	40,219
CryoPort, Inc. (a)	29,530	914,839
LivaNova PLC (a)	12,130	757,761
Nevro Corp. (a)	13,680	599,595
Shockwave Medical, Inc. (a)	4,850	927,175
		3,881,093
Health Care Providers & Services (5.9%):
Acadia Healthcare Co., Inc. (a)	18,040	1,220,045
HealthEquity, Inc. (a)	22,230	1,364,700
Option Care Health, Inc. (a)	27,290	758,389
Surgery Partners, Inc. (a)	29,950	866,154
		4,209,288
Health Care Technology (3.1%):
Evolent Health, Inc., Class A (a)	12,290	377,426
Health Catalyst, Inc. (a)	24,886	360,598
Inspire Medical Systems, Inc. (a)	7,960	1,454,053
		2,192,077
Industrials (10.2%):
AAON, Inc.	1,620	88,711
AAR Corp. (a)	14,780	618,395
Applied Industrial Technologies, Inc.	7,250	697,233
Chart Industries, Inc. (a)	8,530	1,427,751
Evoqua Water Technologies Corp. (a)	59,060	1,920,041
Mercury Systems, Inc. (a)	7,200	463,176
Simpson Manufacturing Co., Inc.	8,120	816,953
Trex Co., Inc. (a)	6,510	354,274
Zurn Water Solutions Corp.	31,000	844,440
		7,230,974
IT Services (6.4%):
DigitalOcean Holdings, Inc. (a) (b)	24,550	1,015,388
Evo Payments, Inc., Class A (a)	13,080	307,642
Flywire Corp. (a)	24,350	429,290
Marqeta, Inc., Class A (a)	44,450	360,489
Paya Holdings, Inc. (a)	54,540	358,328
Paymentus Holdings, Inc., Class A (a) (b)	22,870	305,772
WNS Holdings Ltd., ADR (a)	23,326	1,741,053
		4,517,962
Materials (2.8%):
Avient Corp.	18,120	726,250
Silgan Holdings, Inc.	8,710	360,158
Summit Materials, Inc., Class A (a)	38,130	888,048
		1,974,456

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (1.8%):
Intra-Cellular Therapies, Inc. (a)	21,950	$1,252,906
Real Estate (1.1%):
National Storage Affiliates Trust	16,240	813,137
Semiconductors & Semiconductor Equipment (9.2%):
Advanced Energy Industries, Inc.	24,530	1,790,199
Impinj, Inc. (a) (b)	15,580	914,079
Lattice Semiconductor Corp. (a)	14,280	692,580
MACOM Technology Solutions Holdings, Inc. (a)	46,460	2,141,806
Silicon Laboratories, Inc. (a)	4,410	618,370
SiTime Corp. (a)	2,160	352,145
		6,509,179
Software (10.7%):
ACI Worldwide, Inc. (a)	39,170	1,014,111
Avaya Holdings Corp. (a)	41,260	92,422
Box, Inc., Class A (a)	27,090	681,043
Gitlab, Inc., Class A (a) (b)	8,630	458,598
Jamf Holding Corp. (a) (b)	38,470	952,902
Smartsheet, Inc., Class A (a)	18,050	567,312
Sprout Social, Inc., Class A (a)	17,640	1,024,355
Telos Corp. (a)	50,710	409,737
Tenable Holdings, Inc. (a)	24,280	1,102,555
Varonis Systems, Inc. (a)	44,370	1,300,928
		7,603,963
Total Common Stocks (Cost $79,981,153)		68,496,119
Collateral for Securities Loaned (4.7%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 1.47% (d)	102,483	102,483
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 1.42% (d)	51,144	51,144
HSBC U.S. Government Money Market Fund, I Shares, 1.46% (d)	637,871	637,871
JPMorgan Prime Money Market Fund, Capital Shares, 1.50% (d)	407,808	407,808
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 1.39% (d)	271,962	271,962
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 1.53% (d)	1,833,584	1,833,584
Total Collateral for Securities Loaned (Cost $3,304,852)		3,304,852
Total Investments (Cost $83,286,005) — 101.4%		71,800,971
Liabilities in excess of other assets — (1.4%)		(1,004,762)
NET ASSETS — 100.00%		$70,796,209

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2022

  (Unaudited)

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2022, illiquid securities were 0.3% of net assets.

(d)  Rate disclosed is the daily yield on June 30, 2022.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2022

  (Unaudited)

	Victory RS Small Cap Growth Equity VIP Series
Assets:
Investments, at value (Cost $83,286,005)	$71,800,971	(a)
Cash	2,188,041
Receivables:
Interest and dividends	6,023
Capital shares issued	317,500
Investments sold	1,523,423
From Adviser	15,278
Prepaid expenses	588
Total Assets	75,851,824
Liabilities:
Payables:
Collateral received on loaned securities	3,304,852
Investments purchased	1,649,604
Capital shares redeemed	4,114
Accrued expenses and other payables:
Investment advisory fees	44,671
Administration fees	4,187
Custodian fees	1,311
Transfer agent fees	37,694
Compliance fees	36
Other accrued expenses	9,146
Total Liabilities	5,055,615
Net Assets:
Capital	80,062,584
Total accumulated earnings/(loss)	(9,266,375)
Net Assets	$70,796,209
Shares (unlimited shares authorized with a par value of $0.001 per share):	6,822,375
Net asset value:	$10.38

(a)  Includes $3,124,906 of securities on loan.

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2022

  (Unaudited)

Victory RS Small Cap Growth Equity VIP Series
Investment Income:
Dividends	$146,676
Interest	927
Securities lending (net of fees)	2,648
Total Income	150,251
Expenses:
Investment advisory fees	322,027
Administration fees	23,197
Sub-Administration fees	8,430
Custodian fees	4,106
Transfer agent fees	67,303
Trustees' fees	3,288
Compliance fees	323
Legal and audit fees	6,390
Other expenses	5,685
Total Expenses	440,749
Expenses waived/reimbursed by Adviser	(63,913)
Net Expenses	376,836
Net Investment Income (Loss)	(226,585)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(15,154,720)
Net change in unrealized appreciation/depreciation on investment securities	(25,590,918)
Net realized/unrealized gains (losses) on investments	(40,745,638)
Change in net assets resulting from operations	$(40,972,223)

See notes to financial statements.

9

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(226,585)	$(997,483)
Net realized gains (losses) from investments	(15,154,720)	18,931,340
Net change in unrealized appreciation/depreciation on investments	(25,590,918)	(31,860,727)
Change in net assets resulting from operations	(40,972,223)	(13,926,870)
Change in net assets resulting from distributions to shareholders	—	(8,854,544)
Change in net assets resulting from capital transactions	(1,465,319)	(6,604,640)
Change in net assets	(42,437,542)	(29,386,054)
Net Assets:
Beginning of period	113,233,751	142,619,805
End of period	$70,796,209	$113,233,751
Capital Transactions:
Proceeds from shares issued	$6,773,836	$17,744,088
Distributions reinvested	—	8,854,544
Cost of shares redeemed	(8,239,155)	(33,203,272)
Change in net assets resulting from capital transactions	$(1,465,319)	$(6,604,640)
Share Transactions:
Issued	547,367	899,924
Reinvested	—	565,424
Redeemed	(635,888)	(1,719,218)
Change in Shares	(88,521)	(253,870)

See notes to financial statements.

10

This page is intentionally left blank.

11

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended June 30, 2022 (Unaudited)	$16.38	(0.03)	(5.97)	(6.00)	—	—	$10.38	(36.63)%
Year Ended December 31: 2021	$19.91	(0.15)	(1.99)	(2.14)	(1.39)	(1.39)	$16.38	(10.43)%
2020	$16.76	(0.12)	6.45	6.33	(3.18)	(3.18)	$19.91	38.06%
2019	$15.29	(0.10)	5.95	5.85	(4.38)	(4.38)	$16.76	38.78%
2018	$20.48	(0.10)	(1.62)	(1.72)	(3.47)	(3.47)	$15.29	(8.25)%
2017	$14.82	(0.05)	5.71	5.66	—	—	$20.48	38.19%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Annualized for periods less than one year.

(e)  Does not include acquire fund fees and expenses, if any.

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(d)(e)	Net Investment Income (Loss)(d)	Gross Expenses(d)(e)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
Victory RS Small Cap Growth Equity VIP Series
Six Months Ended June 30, 2022 (Unaudited)	0.88%	(0.53)%	1.03%	$70,796	73%
Year Ended December 31: 2021	0.88%	(0.75)%	0.99%	$113,234	92%
2020	0.88%	(0.69)%	1.01%	$142,620	74%
2019	0.88%	(0.54)%	1.01%	$105,112	90%
2018	0.88%	(0.44)%	0.89%	$89,056	76%
2017	0.87%	(0.30)%	0.87%	$111,470	71%

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2022

  (Unaudited)

1. Organization:

Victory Variable Insurance Funds (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the RS Small Cap Growth Equity VIP Series (the "Fund"), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund's shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, other than ETFs, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of June 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$68,496,119	$—	$—	$68,496,119
Collateral for Securities Loaned	3,304,852	—	—	3,304,852
Total	$71,800,971	$—	$—	$71,800,971

For the six months ended June 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Securities Lending:

The Fund, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund's Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Fund's securities lending transactions as of June 30, 2022.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$3,124,906	$—	$3,304,852

Federal Income Taxes:

The Fund intends policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2022, were as follows:

Excluding U.S. Government Securities
Purchases	Sales
$62,716,062	$64,906,380

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2022, are reflected on the Statement of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Fund's administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Sub-Administration fees.

The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended June 30, 2022, are reflected on the Statement of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least April 30, 2023. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of June 30, 2022, the expense limit (excluding voluntary waivers) is 0.88%.

Under the terms of the expense limitation agreement, as amended May 1, 2022, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of June 30, 2022, the following amounts are available to be repaid to the Adviser. The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at June 30, 2022.

Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
$73,437	$140,421	$147,496	$63,913	$425,267

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund is not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2022.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Small-Capitalization Stock Risk — Small-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 27, 2022, with a termination date of June 26, 2023. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund. another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. For the period from January 1, 2022, through June 27, 2022, interest was based on the one-month London Interbank Offered Rate ("LIBOR") plus one percent. Effective with the renewal, for the period June 28, 2022, through June 30, 2022, interest was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended June 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended June 30, 2022.

7. Federal Income Tax Information:

The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2022

  (Unaudited)

investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending December 31, 2022.

At the tax year ended December 31, 2021, the Fund had no capital loss carryforward for federal income tax purposes.

20

Victory Variable Insurance Funds	Supplemental Information June 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022, through June 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value 6/30/22	Actual Expenses Paid During Period 1/1/22-6/30/22*	Hypothetical Expenses Paid During Period 1/1/22-6/30/22*	Annualized Expense Ratio During Period 1/1/22-6/30/22
$1,000.00	$633.70	$1,020.43	$3.56	$4.41	0.88%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage the Fund's liquidity risk, taking into consideration the Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Fund's investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Fund's investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of the Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Fund's portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Fund did not experience any significant liquidity challenges during the covered period, and the Fund's LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure the Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in the Fund. During the review period, the Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Fund has not adopted a highly liquid investment minimum. The Fund's investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SCGEVIP-SAR (6/22)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)      Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 24, 2022

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 26, 2022